LVIP Delaware Diversified Income Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.20%
•Fannie Mae REMIC Series 2002-W6 2A1 7.00% 6/25/42	8,857	$ 9,651
•Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39	180	191
Series 2004-T1 1A2 6.50% 1/25/44	2,563	2,875
•Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	14,450	16,486
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	29,539	32,995
Series 2017-40 GZ 3.50% 5/25/47	942,863	1,010,215
Series 2017-77 HZ 3.50% 10/25/47	1,003,805	1,029,677
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	904,458	927,917
♦•Freddie Mac Structured Pass Through Certificates Series T-54 2A 6.50% 2/25/43	7,718	9,320
♦•Freddie Mac Structured Pass-Through Certificates Series T-58 2A 6.50% 9/25/43	2,288	2,661
GNMA
Series 2013-113 LY 3.00% 5/20/43	378,000	398,479
Series 2017-34 DY 3.50% 3/20/47	2,067,000	2,191,145
Total Agency Collateralized Mortgage Obligations (Cost $5,221,510)		5,631,612
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.42%
♦Freddie Mac REMICs 3.00% 6/25/27	2,545,000	2,711,168
•FREMF Mortgage Trust
3.61% 6/25/46	2,400,000	2,484,240
4.72% 1/25/47	1,500,000	1,617,611
Series 2012-K18 B 4.32% 1/25/45	2,000,000	2,018,512
Series 2012-K22 B 3.81% 8/25/45	1,730,000	1,773,090
Series 2014-K717 C 3.70% 11/25/47	49,739	49,694
Series 2017-K71 B 3.88% 11/25/50	1,175,000	1,280,994
Total Agency Commercial Mortgage-Backed Securities (Cost $11,509,975)		11,935,309
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–21.93%
Fannie Mae Pool 3.50% 3/1/48	1,544,149	$ 1,641,412
Fannie Mae S.F. 15 yr
2.00% 3/1/36	14,455,918	14,978,060
2.50% 7/1/36	26,862,086	28,069,344
Fannie Mae S.F. 20 yr
2.00% 3/1/41	6,714,261	6,807,759
2.00% 4/1/41	3,052,565	3,086,237
2.00% 5/1/41	6,204,923	6,302,842
3.00% 9/1/37	2,220,814	2,364,233
Fannie Mae S.F. 30 yr
2.00% 3/1/36	7,589,614	7,882,793
2.00% 11/1/50	8,290,112	8,364,203
2.00% 12/1/50	14,783,000	14,872,756
2.00% 1/1/51	9,512,074	9,549,275
2.00% 2/1/51	8,483,913	8,547,480
2.00% 3/1/51	41,471,460	41,749,140
2.00% 4/1/51	24,236,462	24,319,887
2.00% 8/1/51	2,891,827	2,917,714
2.50% 1/1/43	2,781,625	2,896,294
2.50% 11/1/50	18,368,493	18,971,423
2.50% 1/1/51	7,065,356	7,291,154
2.50% 2/1/51	197,377	203,684
2.50% 4/1/51	1,548,399	1,597,884
2.50% 5/1/51	2,184,011	2,253,808
2.50% 7/1/51	31,617,413	32,647,489
3.00% 10/1/46	8,629,200	9,195,220
3.00% 4/1/47	974,249	1,032,845
3.00% 11/1/48	2,615,291	2,756,425
3.00% 12/1/49	13,919,205	14,810,599
3.00% 3/1/50	3,074,548	3,245,401
3.00% 7/1/50	2,266,790	2,383,601
3.00% 8/1/50	5,154,267	5,414,454
3.00% 5/1/51	1,506,516	1,602,478
3.00% 7/1/51	14,110,952	15,044,188
3.00% 8/1/51	124,800	132,161
3.50% 7/1/47	4,559,192	4,934,286
3.50% 1/1/48	2,335,209	2,487,767
3.50% 2/1/48	3,056,695	3,317,607
3.50% 7/1/48	538,913	572,618
3.50% 11/1/48	2,871,886	3,056,256
3.50% 1/1/50	3,527,300	3,731,582
3.50% 3/1/50	2,293,354	2,451,198
3.50% 8/1/50	9,604,804	10,305,952
3.50% 8/1/51	3,021,553	3,212,822
4.00% 4/1/47	1,340,746	1,483,770
4.00% 6/1/48	4,599,706	5,042,515
4.00% 9/1/48	338,191	366,570
4.00% 10/1/48	6,320,416	6,991,516
4.00% 6/1/49	1,496,939	1,632,477
4.50% 6/1/40	337,048	377,650
4.50% 7/1/40	487,133	526,975
4.50% 2/1/41	1,359,535	1,508,186
4.50% 8/1/41	1,135,859	1,277,024
4.50% 10/1/45	1,507,984	1,682,835
LVIP Delaware Diversified Income Fund–1

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 5/1/46	546,011	$ 609,636
4.50% 4/1/48	477,896	535,144
4.50% 12/1/48	85,475	92,188
4.50% 1/1/49	8,395,789	9,278,553
4.50% 1/1/50	2,378,150	2,601,132
5.00% 7/1/47	1,119,156	1,278,320
5.00% 7/1/49	2,513,482	2,772,363
5.50% 5/1/44	15,718,326	18,228,062
6.00% 6/1/41	2,743,389	3,228,283
6.00% 7/1/41	13,737,760	16,221,346
6.00% 1/1/42	2,255,263	2,660,649
Freddie Mac S.F. 15 yr
1.50% 3/1/36	10,430,842	10,560,037
2.00% 12/1/35	12,050,418	12,508,965
2.00% 4/1/51	6,701,899	6,681,170
3.00% 3/1/35	18,438,575	19,567,824
Freddie Mac S.F. 20 yr
2.00% 3/1/41	7,689,857	7,796,941
2.00% 4/1/41	6,961,535	7,071,399
2.50% 1/1/40	9,917,747	10,261,451
2.50% 6/1/41	13,419,862	13,901,302
Freddie Mac S.F. 30 yr
2.00% 9/1/51	7,470,000	7,506,502
2.50% 10/1/50	5,882,678	6,132,676
2.50% 2/1/51	19,172,109	19,989,201
2.50% 3/1/51	9,706,000	10,075,453
3.00% 11/1/49	6,481,192	6,796,335
3.00% 12/1/49	1,967,368	2,070,932
3.00% 1/1/50	1,566,969	1,651,292
3.00% 5/1/51	12,945,717	14,028,365
3.00% 8/1/51	3,261,995	3,475,081
3.50% 12/1/47	1,661,182	1,766,829
3.50% 11/1/48	3,770,330	4,119,086
4.00% 12/1/45	1,910,221	2,119,059
4.00% 7/1/47	434,541	469,036
4.00% 10/1/47	3,961,011	4,250,103
4.50% 7/1/45	3,111,408	3,474,558
4.50% 3/1/49	501,831	546,321
4.50% 4/1/49	2,168,468	2,383,098
4.50% 8/1/49	4,526,161	5,037,335
5.50% 9/1/41	4,113,584	4,787,557
GNMA I S.F. 30 yr 3.00% 3/15/50	1,330,439	1,389,292
GNMA II S.F. 30 yr
3.00% 5/20/51	6,171,200	6,455,310
3.00% 7/20/51	11,883,036	12,430,106
5.50% 5/20/37	126,891	147,381
Total Agency Mortgage-Backed Securities (Cost $621,219,648)		624,847,522
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BOND–0.17%
Kaman 3.25% exercise price $3.25, maturity date 5/1/24	4,739,000	$ 4,806,522
Total Convertible Bond (Cost $4,827,213)		4,806,522
CORPORATE BONDS–41.37%
Advertising–0.03%
Clear Channel Outdoor Holdings 7.75% 4/15/28	785,000	826,212
		826,212
Aerospace & Defense–0.44%
Boeing 3.75% 2/1/50	3,480,000	3,512,462
Teledyne Technologies
2.25% 4/1/28	3,910,000	3,982,249
2.75% 4/1/31	3,420,000	3,498,653
TransDigm 6.25% 3/15/26	1,583,000	1,650,278
		12,643,642
Agriculture–0.23%
BAT Capital 2.26% 3/25/28	2,835,000	2,813,806
BAT International Finance 1.67% 3/25/26	2,005,000	2,006,117
Kernel Holding 6.50% 10/17/24	855,000	902,589
MHP Lux 6.25% 9/19/29	785,000	797,482
		6,519,994
Airlines–1.45%
‡Aerovias de Mexico 7.00% 2/5/25	1,265,000	995,100
Azul Investments 7.25% 6/15/26	745,000	711,475
Azul Investments LLP 5.88% 10/26/24	800,000	754,008
Delta Air Lines
7.00% 5/1/25	6,477,000	7,553,801
7.38% 1/15/26	1,830,000	2,155,998
Gol Finance 8.00% 6/30/26	755,000	759,387
Mileage Plus Holdings 6.50% 6/20/27	5,965,000	6,486,460
Southwest Airlines
5.13% 6/15/27	4,526,000	5,293,048
5.25% 5/4/25	3,255,000	3,675,204
United Airlines
4.38% 4/15/26	3,735,000	3,833,044
4.63% 4/15/29	8,693,000	8,983,781
		41,201,306
Auto Manufacturers–1.19%
Ford Motor Credit
2.90% 2/16/28	1,500,000	1,498,125
4.54% 8/1/26	8,815,000	9,505,479
General Motors
5.00% 10/1/28	2,289,000	2,649,658

LVIP Delaware Diversified Income Fund–2

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors (continued)
5.40% 10/2/23	1,300,000	$ 1,417,726
6.13% 10/1/25	1,300,000	1,523,198
6.60% 4/1/36	3,116,000	4,182,794
General Motors Financial
2.35% 1/8/31	1,045,000	1,023,533
4.35% 4/9/25	2,080,000	2,283,885
5.25% 3/1/26	5,505,000	6,290,862
μ5.70% 3/31/36	2,175,000	2,503,969
Hyundai Capital America 3.50% 11/2/26	875,000	937,102
		33,816,331
Auto Parts & Equipment–0.04%
Nemak 3.63% 6/28/31	1,110,000	1,097,512
		1,097,512
Banks–8.66%
Access Bank
6.13% 9/21/26	790,000	794,898
9.13% 3/26/26	885,000	885,000
Akbank TAS 6.80% 2/6/26	1,135,000	1,181,876
Banco Continental 2.75% 12/10/25	1,695,000	1,682,304
Banco de Bogota 6.25% 5/12/26	755,000	822,006
Banco de Credito e Inversiones 3.50% 10/12/27	925,000	989,796
Banco del Estado de Chile 2.70% 1/9/25	530,000	548,550
μBanco GNB Sudameris 7.50% 4/16/31	1,455,000	1,484,020
μBanco Industrial 4.88% 1/29/31	1,290,000	1,309,350
μBanco Mercantil del Norte SA 8.38% 5/14/30	655,000	773,542
Banco Nacional de Panama 2.50% 8/11/30	360,000	345,240
μBanco Santander Mexico 5.95% 10/1/28	660,000	704,550
μBangkok Bank PCL 5.00% 10/12/27	800,000	832,000
μBank Leumi Le-Israel BM 3.28% 1/29/31	925,000	946,969
μBank of America
1.90% 7/23/31	5,600,000	5,399,950
2.48% 9/21/36	16,510,000	16,183,288
2.69% 4/22/32	2,075,000	2,112,910
2.83% 10/24/51	720,000	689,911
3.31% 4/22/42	2,465,000	2,586,465
Bank of China 5.00% 11/13/24	845,000	933,401
Bank of Georgia 6.00% 7/26/23	1,360,000	1,430,644
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Montreal 1.85% 5/1/25	65,000	$ 66,885
μBank of New York Mellon 4.70% 10/2/25	4,870,000	5,344,825
Barclays
μ2.67% 3/10/32	2,020,000	2,027,645
5.20% 5/12/26	5,663,000	6,474,848
μBBVA Bancomer 5.13% 1/18/33	790,000	823,575
BBVA USA 3.88% 4/10/25	2,530,000	2,761,516
BDO Unibank 2.13% 1/13/26	1,465,000	1,502,129
μCitigroup 4.00% 3/1/24	985,000	1,020,657
Credit Agricole 2.81% 1/11/41	3,005,000	2,867,514
μCredit Suisse Group
2.59% 9/11/25	3,660,000	3,794,124
4.19% 4/1/31	3,035,000	3,399,349
4.50% 9/3/30	1,565,000	1,533,700
5.25% 2/11/27	1,670,000	1,747,238
7.25% 1/14/30	2,585,000	2,865,343
μDeutsche Bank
3.55% 9/18/31	5,030,000	5,367,621
3.73% 1/14/32	4,715,000	4,868,165
Emirates NBD Bank 2.63% 2/18/25	930,000	969,572
Fifth Third Bancorp
2.55% 5/5/27	3,205,000	3,369,139
3.65% 1/25/24	820,000	874,900
3.95% 3/14/28	2,985,000	3,396,856
Goldman Sachs Group
μ1.99% 1/27/32	6,340,000	6,113,852
μ2.62% 4/22/32	3,485,000	3,527,134
3.50% 4/1/25	3,505,000	3,768,237
Hana Bank 1.25% 12/16/26	1,420,000	1,403,215
ICICI Bank 4.00% 3/18/26	980,000	1,054,742
μJPMorgan Chase & Co.
1.04% 2/4/27	1,370,000	1,344,052
1.47% 9/22/27	3,530,000	3,507,412
1.95% 2/4/32	1,420,000	1,369,904
2.52% 4/22/31	2,905,000	2,963,690
2.58% 4/22/32	2,175,000	2,205,163
3.11% 4/22/41	1,290,000	1,334,001
3.33% 4/22/52	2,205,000	2,309,863
3.70% 5/6/30	230,000	253,997
4.02% 12/5/24	8,915,000	9,548,682
4.60% 5/25/47	2,405,000	2,459,112
5.00% 1/25/47	2,495,000	2,604,156
μMizrahi Tefahot Bank 3.08% 4/7/31	1,030,000	1,042,875
Morgan Stanley
μ1.79% 2/13/32	175,000	166,668
μ2.48% 9/16/36	17,805,000	17,426,227
5.00% 11/24/25	4,065,000	4,646,860
μNBK SPC 1.63% 9/15/27	1,925,000	1,900,937

LVIP Delaware Diversified Income Fund–3

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
NongHyup Bank 0.88% 7/28/24	800,000	$ 801,433
Oversea-Chinese Banking 4.25% 6/19/24	1,220,000	1,319,955
PNC Bank
2.70% 11/1/22	490,000	501,689
4.05% 7/26/28	4,705,000	5,359,970
PNC Financial Services Group 2.60% 7/23/26	5,655,000	6,010,389
QNB Finance 2.63% 5/12/25	2,150,000	2,236,430
μShinhan Financial Group 3.34% 2/5/30	690,000	717,733
SVB Financial Group
1.80% 2/2/31	1,505,000	1,444,176
μ4.00% 11/30/24	7,415,000	7,600,375
μ4.10% 9/2/27	4,850,000	4,984,830
Truist Bank
2.25% 3/11/30	4,195,000	4,217,275
μ2.64% 9/17/29	10,165,000	10,626,186
μTruist Financial 4.95% 4/25/56	2,750,000	3,003,880
U.S. Bancorp
1.45% 5/12/25	2,975,000	3,022,646
3.10% 4/27/26	195,000	210,511
3.38% 2/5/24	4,245,000	4,512,274
3.60% 9/11/24	2,640,000	2,860,171
3.95% 11/17/25	4,130,000	4,602,175
U.S. Bank 3.40% 7/24/23	2,360,000	2,486,113
UBS Group
μ1.36% 1/30/27	760,000	752,915
4.13% 9/24/25	5,765,000	6,369,080
μWells Fargo & Co. 3.90% 1/31/31	4,400,000	4,537,500
		246,840,756
Beverages–0.29%
Anheuser-Busch InBev Worldwide 4.50% 6/1/50	6,970,000	8,320,240
		8,320,240
Biotechnology–1.10%
Amgen
2.00% 1/15/32	7,585,000	7,294,287
2.80% 8/15/41	8,230,000	7,952,302
Biogen 3.15% 5/1/50	5,985,000	5,704,515
Gilead Sciences 4.15% 3/1/47	6,535,000	7,646,402
Regeneron Pharmaceuticals 1.75% 9/15/30	1,555,000	1,479,313
Royalty Pharma 1.75% 9/2/27	1,285,000	1,279,443
		31,356,262
Building Materials–0.17%
μCemex 5.13% 2/28/31	925,000	942,122
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Standard Industries 3.38% 1/15/31	2,925,000	$ 2,783,722
UltraTech Cement 2.80% 2/16/31	1,220,000	1,173,311
		4,899,155
Chemicals–1.19%
Equate Petrochemical 2.63% 4/28/28	710,000	714,331
GC Treasury Center 4.30% 3/18/51	1,175,000	1,288,344
ICL Group 6.38% 5/31/38	735,000	953,295
International Flavors & Fragrances 3.27% 11/15/40	6,330,000	6,541,837
LyondellBasell Industries 4.63% 2/26/55	5,670,000	6,841,367
MEGlobal Canada ULC 5.00% 5/18/25	735,000	811,587
Methanex 5.25% 12/15/29	5,515,000	5,969,987
OCP
3.75% 6/23/31	960,000	956,448
4.50% 10/22/25	1,060,000	1,136,596
Olin 5.63% 8/1/29	1,415,000	1,555,608
Phosagro OAO Via Phosagro Bond Funding DAC 3.95% 4/24/23	705,000	728,969
SASOL Financing 5.88% 3/27/24	3,620,000	3,815,480
Sasol Financing USA 4.38% 9/18/26	1,080,000	1,095,714
Sociedad Quimica y Minera de Chile 4.38% 1/28/25	705,000	767,392
Westlake Chemical 3.13% 8/15/51	855,000	806,585
		33,983,540
Coal–0.03%
Indika Energy Capital IV Pte 8.25% 10/22/25	730,000	759,200
		759,200
Commercial Services–1.01%
Ashtead Capital
1.50% 8/12/26	5,345,000	5,289,538
2.45% 8/12/31	4,810,000	4,728,403
Bidvest Group UK 3.63% 9/23/26	1,445,000	1,443,989
Global Payments
2.65% 2/15/25	3,604,000	3,766,934
2.90% 5/15/30	1,124,000	1,159,719
3.20% 8/15/29	2,365,000	2,500,033
Hutama Karya Persero 3.75% 5/11/30	300,000	323,874

LVIP Delaware Diversified Income Fund–4

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
International Container Terminal Services 4.75% 6/17/30	1,380,000	$ 1,536,631
Prime Security Services Borrower 6.25% 1/15/28	4,610,000	4,765,726
StoneCo 3.95% 6/16/28	1,580,000	1,527,860
United Rentals North America 3.88% 2/15/31	1,639,000	1,679,975
		28,722,682
Diversified Financial Services–1.51%
AerCap Ireland Capital
1.75% 1/30/26	1,140,000	1,128,354
3.65% 7/21/27	5,100,000	5,417,356
4.50% 9/15/23	860,000	916,252
4.63% 10/15/27	1,405,000	1,566,565
6.50% 7/15/25	2,870,000	3,327,483
Air Lease
2.88% 1/15/26	3,870,000	4,043,746
3.00% 2/1/30	5,465,000	5,545,367
3.38% 7/1/25	1,255,000	1,332,751
μAlly Financial 4.70% 10/15/27	2,955,000	3,075,712
B3 - Brasil Bolsa Balcao 4.13% 9/20/31	1,670,000	1,636,183
BOC Aviation 1.63% 4/29/24	770,000	775,917
μCharles Schwab
4.00% 8/2/28	1,875,000	1,954,687
5.38% 5/13/28	4,755,000	5,283,994
Jefferies Group
4.15% 1/23/30	2,135,000	2,401,372
6.45% 6/8/27	893,000	1,112,773
6.50% 1/20/43	750,000	1,040,567
XP 3.25% 7/1/26	2,555,000	2,485,248
		43,044,327
Electric–3.94%
Abu Dhabi National Energy 2.00% 4/29/28	1,235,000	1,241,175
Adani Electricity Mumbai 3.87% 7/22/31	1,185,000	1,164,343
μAES Andes 7.13% 3/26/79	1,115,000	1,183,572
Alfa Desarrollo 4.55% 9/27/51	1,190,000	1,160,845
American Transmission Systems 5.25% 1/15/22	3,930,000	3,979,029
Calpine
4.50% 2/15/28	896,000	913,920
5.00% 2/1/31	2,905,000	2,905,000
5.13% 3/15/28	855,000	865,888
CenterPoint Energy
3.85% 2/1/24	821,000	873,843
4.25% 11/1/28	5,198,000	5,922,200
Cikarang Listrindo 4.95% 9/14/26	1,190,000	1,212,372
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Clean Renewable Power Mauritius Pte 4.25% 3/25/27	830,000	$ 838,715
CLP Power Hong Kong Financing 2.88% 4/26/23	545,000	562,257
Comision Federal de Electricidad 4.88% 1/15/24	251,000	270,766
μDuke Energy 4.88% 10/23/23	4,665,000	4,985,719
Duke Energy Indiana 3.25% 10/1/49	2,480,000	2,566,211
μElectricite de France 2.88% 2/25/30	3,000,000	3,588,885
Enel Finance International
1.88% 7/12/28	5,420,000	5,397,766
2.25% 7/12/31	5,855,000	5,777,293
2.88% 7/12/41	3,145,000	3,063,985
Entergy Arkansas 4.20% 4/1/49	1,930,000	2,330,926
Entergy Louisiana 4.95% 1/15/45	545,000	594,149
Entergy Mississippi 3.85% 6/1/49	2,400,000	2,727,216
Entergy Texas 3.55% 9/30/49	1,380,000	1,467,627
Evergy Kansas Central 3.45% 4/15/50	2,250,000	2,409,565
FirstEnergy Transmission 4.55% 4/1/49	1,675,000	1,960,406
India Cleantech Energy 4.70% 8/10/26	845,000	854,929
Infraestructura Energetica Nova 4.88% 1/14/48	755,000	776,895
Israel Electric 5.00% 11/12/24	510,000	565,381
Kallpa Generacion 4.13% 8/16/27	755,000	787,269
Louisville Gas and Electric 4.25% 4/1/49	5,265,000	6,351,714
Minejesa Capital 5.63% 8/10/37	745,000	787,092
Mong Duong Finance Holdings 5.13% 5/7/29	1,397,000	1,390,727
Oglethorpe Power 3.75% 8/1/50	2,424,000	2,576,068
Oryx Funding 5.80% 2/3/31	1,225,000	1,295,232
Pacific Gas and Electric
2.10% 8/1/27	925,000	902,715
2.50% 2/1/31	1,365,000	1,299,176
3.25% 6/1/31	825,000	822,002
3.30% 8/1/40	4,937,000	4,555,463
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.88% 7/17/29	1,120,000	1,185,744
4.13% 5/15/27	475,000	514,781
5.25% 5/15/47	528,000	587,400
PG&E 5.25% 7/1/30	2,640,000	2,702,700

LVIP Delaware Diversified Income Fund–5

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Saudi Electricity Global Sukuk4 4.22% 1/27/24	1,135,000	$ 1,216,041
μSempra Energy 4.88% 11/20/29	1,970,000	2,137,450
Southern California Edison
3.65% 2/1/50	3,245,000	3,315,272
4.00% 4/1/47	1,745,000	1,871,244
4.88% 3/1/49	4,680,000	5,587,832
Southwestern Electric Power 4.10% 9/15/28	8,995,000	10,148,994
		112,195,794
Energy-Alternate Sources–0.10%
Azure Power Energy 3.58% 8/19/26	765,000	774,557
Globeleq Mesoamerica Energy 6.25% 4/26/29	1,075,000	1,161,000
UEP Penonome II 6.50% 10/1/38	1,010,619	1,053,580
		2,989,137
Engineering & Construction–0.58%
μAbertis Infraestructuras Finance BV 3.25% 5/15/27	3,000,000	3,564,136
Aeropuerto Internacional de Tocumen 5.13% 8/11/61	1,225,000	1,282,575
@Aeropuertos Argentina 2000 6.88% 2/1/27	1,292,544	1,134,207
Artera Services 9.03% 12/4/25	3,210,000	3,482,850
Cellnex Finance 3.88% 7/7/41	3,169,000	3,112,624
IHS Netherlands Holdco 7.13% 3/18/25	1,275,000	1,311,656
^Rutas 2 and 7 Finance 0.00% 9/30/36	1,600,000	1,188,000
Summit Digitel Infrastructure Pvt 2.88% 8/12/31	1,455,000	1,397,962
		16,474,010
Entertainment–0.19%
Scientific Games International 8.25% 3/15/26	2,875,000	3,051,094
Six Flags Entertainment 4.88% 7/31/24	2,345,000	2,366,984
		5,418,078
Food–0.13%
NBM US Holdings 6.63% 8/6/29	920,000	1,010,169
Pilgrim's Pride 5.88% 9/30/27	2,431,000	2,584,761
		3,594,930
Forest Products & Paper–0.50%
Georgia-Pacific
1.75% 9/30/25	1,770,000	1,811,937
2.10% 4/30/27	1,405,000	1,446,077
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Forest Products & Paper (continued)
Georgia-Pacific (continued)
2.30% 4/30/30	3,765,000	$ 3,833,216
8.00% 1/15/24	5,305,000	6,186,766
Suzano Austria 2.50% 9/15/28	1,145,000	1,113,513
		14,391,509
Gas–0.04%
ENN Energy Holdings 2.63% 9/17/30	1,120,000	1,110,969
		1,110,969
Health Care Products–0.22%
Thermo Fisher Scientific 2.80% 10/15/41	6,385,000	6,368,735
		6,368,735
Health Care Services–0.37%
Auna 6.50% 11/20/25	1,280,000	1,344,000
Centene 3.38% 2/15/30	1,980,000	2,049,894
HCA 7.58% 9/15/25	80,000	96,300
Rede D'or Finance Sarl 4.50% 1/22/30	652,000	649,359
Tenet Healthcare
4.25% 6/1/29	3,400,000	3,451,000
6.13% 10/1/28	2,760,000	2,899,311
		10,489,864
Housewares–0.04%
Turkiye Sise ve Cam Fabrikalari 6.95% 3/14/26	1,065,000	1,168,156
		1,168,156
Insurance–1.19%
AIA Group 3.38% 4/7/30	705,000	760,346
Aon 2.90% 8/23/51	18,100,000	17,444,568
Arthur J Gallagher & Co. 3.50% 5/20/51	2,675,000	2,864,089
Brighthouse Financial
4.70% 6/22/47	1,879,000	2,124,732
5.63% 5/15/30	1,610,000	1,943,545
GTCR AP Finance 8.00% 5/15/27	798,000	841,890
μMetLife 3.85% 10/15/28	2,875,000	3,004,375
Prudential Financial 3.70% 3/13/51	3,275,000	3,732,376
Sagicor Financial 5.30% 5/13/28	1,245,000	1,304,137
		34,020,058
Internet–0.32%
Alibaba Group Holding 2.70% 2/9/41	1,390,000	1,277,785
Amazon.com
1.20% 6/3/27	1,155,000	1,150,904
1.50% 6/3/30	1,865,000	1,813,859

LVIP Delaware Diversified Income Fund–6

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
B2W Digital Lux Sarl 4.38% 12/20/30	1,255,000	$ 1,223,625
JD.com 3.88% 4/29/26	980,000	1,063,832
Prosus 3.83% 2/8/51	1,150,000	1,046,765
Tencent Holdings
2.88% 4/22/31	685,000	699,157
3.68% 4/22/41	740,000	767,573
		9,043,500
Iron & Steel–0.14%
CSN Inova Ventures 6.75% 1/28/28	935,000	997,084
JSW Steel 5.05% 4/5/32	565,000	562,472
Metinvest 7.65% 10/1/27	1,143,000	1,240,018
Vale Overseas 3.75% 7/8/30	1,065,000	1,103,287
		3,902,861
Leisure Time–0.21%
Carnival 7.63% 3/1/26	3,339,000	3,564,382
Royal Caribbean Cruises 5.50% 4/1/28	2,400,000	2,454,742
		6,019,124
Lodging–0.21%
MGM China Holdings 4.75% 2/1/27	970,000	954,238
MGM Resorts International 4.75% 10/15/28	2,290,000	2,413,087
Sands China
3.80% 1/8/26	750,000	773,025
4.38% 6/18/30	940,000	981,614
Wynn Macau 5.63% 8/26/28	820,000	780,589
		5,902,553
Machinery Construction & Mining–0.00%
Caterpillar 2.60% 4/9/30	50,000	52,560
		52,560
Machinery Diversified–0.10%
Otis Worldwide
3.11% 2/15/40	2,354,000	2,412,851
3.36% 2/15/50	406,000	424,717
		2,837,568
Media–2.59%
Altice Financing 5.00% 1/15/28	1,315,000	1,267,956
=Century Communication 9.50% 6/26/27	2,500,000	0
Charter Communications Operating
3.70% 4/1/51	4,060,000	3,952,912
4.46% 7/23/22	5,555,000	5,696,138
4.80% 3/1/50	1,635,000	1,834,806
4.91% 7/23/25	760,000	854,715
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Charter Communications Operating (continued)
5.05% 3/30/29	5,770,000	$ 6,756,014
Comcast
3.20% 7/15/36	3,645,000	3,882,160
3.70% 4/15/24	7,050,000	7,582,361
3.75% 4/1/40	835,000	938,143
CSC Holdings 4.63% 12/1/30	1,680,000	1,592,598
Discovery Communications
4.00% 9/15/55	1,005,000	1,050,927
4.13% 5/15/29	11,195,000	12,503,633
5.20% 9/20/47	1,755,000	2,186,588
Time Warner Cable 7.30% 7/1/38	5,775,000	8,284,371
Time Warner Entertainment 8.38% 3/15/23	2,495,000	2,771,546
ViacomCBS
4.38% 3/15/43	5,775,000	6,606,369
4.95% 1/15/31	3,745,000	4,473,971
VTR Comunicaciones 4.38% 4/15/29	1,465,000	1,508,950
		73,744,158
Metal Fabricate & Hardware–0.05%
HTA Group 7.00% 12/18/25	1,395,000	1,464,750
		1,464,750
Mining–0.99%
AngloGold Ashanti Holdings 3.75% 10/1/30	1,105,000	1,133,708
First Quantum Minerals
6.88% 10/15/27	670,000	708,525
7.50% 4/1/25	4,595,000	4,713,689
Gold Fields Orogen Holdings 6.13% 5/15/29	1,260,000	1,477,350
Minera Mexico 4.50% 1/26/50	695,000	769,713
Nacional del Cobre de Chile
3.15% 1/14/30	525,000	541,811
4.25% 7/17/42	200,000	221,840
Newmont
2.25% 10/1/30	5,170,000	5,142,794
2.80% 10/1/29	7,585,000	7,888,906
Vedanta Resources Finance II 8.95% 3/11/25	4,675,000	4,669,156
Volcan Cia Minera 4.38% 2/11/26	1,135,000	1,104,922
		28,372,414
Oil & Gas–2.63%
μBP Capital Markets 4.88% 8/12/31	6,940,000	7,628,865
Cenovus Energy
2.65% 1/15/32	2,440,000	2,393,873
3.75% 2/15/52	3,440,000	3,342,805
Chevron 3.90% 11/15/24	2,320,000	2,533,148

LVIP Delaware Diversified Income Fund–7

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
CNX Resources 6.00% 1/15/29	5,325,000	$ 5,631,187
Ecopetrol 5.38% 6/26/26	1,160,000	1,260,746
Equinor 1.75% 1/22/26	1,235,000	1,265,300
Gazprom PJSC via Gaz Finance 3.25% 2/25/30	1,055,000	1,049,858
Geopark 5.50% 1/17/27	1,450,000	1,428,627
KazMunayGas National 6.38% 10/24/48	481,000	617,970
Lukoil Securities 3.88% 5/6/30	1,220,000	1,282,586
Marathon Oil 4.40% 7/15/27	14,575,000	16,371,806
MC Brazil Downstream Trading 7.25% 6/30/31	1,300,000	1,307,150
Murphy Oil 5.88% 12/1/27	4,950,000	5,151,712
Oil and Gas Holding 7.63% 11/7/24	404,000	442,618
PDC Energy 5.75% 5/15/26	2,280,000	2,374,050
Pertamina Persero 3.65% 7/30/29	410,000	438,341
Petrobras Global Finance 6.75% 6/3/50	630,000	684,810
Petroleos Mexicanos
6.50% 3/13/27	244,000	257,691
6.50% 1/23/29	3,984,000	4,095,154
6.75% 9/21/47	1,057,000	921,878
Petronas Capital 3.50% 4/21/30	500,000	541,020
PTTEP Treasury Center 2.59% 6/10/27	1,230,000	1,271,664
Qatar Petroleum
1.38% 9/12/26	515,000	511,189
2.25% 7/12/31	1,630,000	1,614,352
SA Global Sukuk 2.69% 6/17/31	790,000	796,800
Saudi Arabian Oil
1.63% 11/24/25	200,000	200,010
3.50% 11/24/70	735,000	691,084
4.25% 4/16/39	1,080,000	1,210,831
Southwestern Energy 7.75% 10/1/27	4,000,000	4,321,200
Tengizchevroil Finance International 2.63% 8/15/25	892,000	909,394
Tullow Oil 10.25% 5/15/26	1,130,000	1,180,014
YPF 6.95% 7/21/27	1,800,000	1,327,500
		75,055,233
Packaging & Containers–0.09%
Klabin Austria 5.75% 4/3/29	835,000	933,781
SAN Miguel Industrias Pet 3.50% 8/2/28	1,615,000	1,594,812
		2,528,593
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–2.01%
AbbVie
2.95% 11/21/26	5,100,000	$ 5,462,845
4.05% 11/21/39	6,371,000	7,321,608
Bausch Health 6.25% 2/15/29	6,130,000	6,065,758
CVS Health
1.88% 2/28/31	615,000	594,139
3.75% 4/1/30	1,535,000	1,705,313
4.30% 3/25/28	9,949,000	11,348,377
4.78% 3/25/38	2,055,000	2,519,722
5.05% 3/25/48	4,900,000	6,307,291
Takeda Pharmaceutical
2.05% 3/31/30	2,480,000	2,441,101
3.03% 7/9/40	1,845,000	1,873,232
3.18% 7/9/50	4,391,000	4,449,739
Teva Pharmaceutical Finance Netherlands 6.75% 3/1/28	1,445,000	1,650,912
Viatris
1.65% 6/22/25	595,000	600,954
2.30% 6/22/27	495,000	505,435
2.70% 6/22/30	3,640,000	3,679,673
4.00% 6/22/50	845,000	898,119
		57,424,218
Pipelines–2.64%
Abu Dhabi Crude Oil Pipeline 4.60% 11/2/47	780,000	919,698
Crestwood Midstream Partners 6.00% 2/1/29	3,383,000	3,539,931
μEnergy Transfer 6.50% 9/23/32	4,270,000	4,446,650
Energy Transfer Operating
5.25% 4/15/29	1,820,000	2,133,350
6.25% 4/15/49	8,940,000	11,747,253
Enterprise Products Operating
3.20% 2/15/52	8,295,000	8,026,883
3.30% 2/15/53	4,245,000	4,139,904
Galaxy Pipeline Assets Bidco
2.63% 3/31/36	1,370,000	1,348,731
2.94% 9/30/40	1,380,000	1,377,122
KazTransGas JSC 4.38% 9/26/27	1,957,000	2,154,281
Kinder Morgan 3.60% 2/15/51	2,360,000	2,385,126
MPLX
1.75% 3/1/26	1,290,000	1,297,944
4.13% 3/1/27	3,915,000	4,371,359
NuStar Logistics
5.63% 4/28/27	420,000	447,300
6.38% 10/1/30	4,436,000	4,879,600
ONEOK 7.50% 9/1/23	5,305,000	5,903,527
Sabine Pass Liquefaction
5.63% 3/1/25	3,420,000	3,881,515
5.75% 5/15/24	5,868,000	6,535,244
Tennessee Gas Pipeline 2.90% 3/1/30	4,768,000	4,930,696

LVIP Delaware Diversified Income Fund–8

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Transportadora de Gas del Sur 6.75% 5/2/25	880,000	$ 820,899
		75,287,013
Real Estate–0.15%
China Evergrande Group 10.00% 4/11/23	1,020,000	239,700
CIFI Holdings Group 6.45% 11/7/24	795,000	794,094
Goodman HK Finance 4.38% 6/19/24	1,010,000	1,087,713
Kaisa Group Holdings 9.38% 6/30/24	705,000	534,169
KWG Group Holdings 7.40% 3/5/24	815,000	785,128
Longfor Group Holdings 3.95% 9/16/29	915,000	948,260
		4,389,064
Real Estate Investment Trusts–0.53%
CIBANCO SA Institucion de Banca Multiple Trust 4.38% 7/22/31	1,195,000	1,160,345
Crown Castle International
3.80% 2/15/28	5,075,000	5,580,863
4.30% 2/15/29	2,155,000	2,445,602
CubeSmart
3.00% 2/15/30	2,272,000	2,390,289
3.13% 9/1/26	1,825,000	1,941,426
MGM Growth Properties Operating Partnership 5.75% 2/1/27	265,000	304,750
Trust Fibra Uno 5.25% 1/30/26	1,065,000	1,184,280
		15,007,555
Retail–0.02%
Future Retail 5.60% 1/22/25	905,000	530,556
		530,556
Semiconductors–0.53%
Broadcom 3.47% 4/15/34	3,600,000	3,707,053
NXP
2.70% 5/1/25	345,000	360,332
4.30% 6/18/29	739,000	837,590
4.88% 3/1/24	6,435,000	7,018,809
5.55% 12/1/28	845,000	1,025,030
SK Hynix
1.50% 1/19/26	1,115,000	1,100,594
2.38% 1/19/31	1,125,000	1,091,949
		15,141,357
Software–0.19%
Oracle
2.88% 3/25/31	2,695,000	2,773,148
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle (continued)
3.65% 3/25/41	2,500,000	$ 2,585,598
		5,358,746
Telecommunications–2.94%
Altice France 5.50% 10/15/29	2,535,000	2,509,352
Altice France Holding 6.00% 2/15/28	2,400,000	2,305,140
AT&T
3.10% 2/1/43	2,337,000	2,240,590
3.50% 6/1/41	2,994,000	3,074,029
3.50% 9/15/53	2,960,000	2,929,571
Connect Finco 6.75% 10/1/26	3,520,000	3,682,800
@Digicel Group 10.00% 4/1/24	782,445	782,445
Front Range BidCo 6.13% 3/1/28	1,465,000	1,485,188
Level 3 Financing 3.63% 1/15/29	2,200,000	2,131,250
Ooredoo International Finance 5.00% 10/19/25	605,000	691,111
Sprint Spectrum 4.74% 3/20/25	1,863,750	1,990,485
Telefonica Celular del Paraguay 5.88% 4/15/27	870,000	911,325
T-Mobile USA
1.50% 2/15/26	1,520,000	1,524,998
2.55% 2/15/31	1,070,000	1,073,813
3.00% 2/15/41	2,650,000	2,563,960
3.50% 4/15/25	1,750,000	1,885,288
3.75% 4/15/27	2,405,000	2,649,566
3.88% 4/15/30	6,025,000	6,652,577
Turk Telekomunikasyon 6.88% 2/28/25	1,295,000	1,400,284
Turkcell Iletisim Hizmetleri 5.80% 4/11/28	1,300,000	1,379,690
VEON Holdings BV 3.38% 11/25/27	1,410,000	1,429,472
Verizon Communications
2.10% 3/22/28	1,045,000	1,060,769
2.55% 3/21/31	2,055,000	2,080,257
3.40% 3/22/41	1,835,000	1,916,368
3.55% 3/22/51	1,800,000	1,898,274
4.50% 8/10/33	12,400,000	14,764,786
Vmed O2 UK Financing 4.25% 1/31/31	3,560,000	3,551,100
Vodafone Group
4.25% 9/17/50	2,090,000	2,408,531
4.88% 6/19/49	8,605,000	10,729,100
		83,702,119
Transportation–0.10%
Lima Metro Line 2 Finance 4.35% 4/5/36	1,086,906	1,161,903

LVIP Delaware Diversified Income Fund–9

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Union Pacific 3.25% 2/5/50	1,605,000	$ 1,684,766
		2,846,669
Trucking & Leasing–0.19%
DAE Funding
1.55% 8/1/24	300,000	297,258
3.38% 3/20/28	4,870,000	5,018,632
		5,315,890
Water–0.10%
Essential Utilities
2.70% 4/15/30	1,345,000	1,387,193
3.35% 4/15/50	1,315,000	1,349,521
		2,736,714
Total Corporate Bonds (Cost $1,134,432,006)		1,178,915,614
LOAN AGREEMENTS–4.54%
•Acrisure 3.63% (LIBOR03M + 3.50%) 2/15/27	867,964	859,102
•Advantage Sales & Marketing 6.00% (LIBOR03M + 5.25%) 10/28/27	1,360,235	1,365,336
•Altice France 4.12% (LIBOR03M + 4.00%) 8/14/26	345,237	343,798
•American Airlines 2.08% (LIBOR01M + 2.00%) 12/15/23	845,264	826,364
•Applied Systems
3.75% (LIBOR03M + 3.25%) 9/19/24	1,555,646	1,555,071
6.25% (LIBOR03M + 5.50%) 9/19/25	4,228,830	4,279,406
•Aramark Services
1.83% (LIBOR01M + 1.75%) 3/11/25	979,296	956,850
2.58% (LIBOR01M + 2.50%) 4/6/28	613,800	609,197
•Array Technologies 3.75% (LIBOR03M + 3.25%) 10/14/27	664,188	662,116
•Aruba Investments
4.75% (LIBOR03M + 4.00%) 11/24/27	688,275	689,135
8.50% (LIBOR03M + 7.75%) 11/24/28	690,000	691,725
•AssuredPartners 3.58% (LIBOR01M + 3.50%) 2/12/27	305,033	302,998
•Avantor Funding 2.75% (LIBOR01M + 2.25%) 11/8/27	1,601,950	1,603,952
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
Ball Metalpack
•4.62% (LIBOR03M + 4.50%) 7/31/25	890,000	$ 888,149
4.62% (LIBOR03M + 4.50%) 7/31/26	213,000	209,273
•Banff Merger Sub 3.88% (LIBOR03M +3.75%) 10/2/25	893,167	887,772
•Bausch Health Companies 3.08% (LIBOR01M + 3.00%) 6/2/25	530,869	530,073
•Berry Global 1.86% (LIBOR02M + 1.75%) 7/1/26	1,372,232	1,363,655
•BW Gas & Convenience Holdings 4.00% (LIBOR01M + 3.50%) 3/17/28	2,134,650	2,134,650
•BWAY Holding Company 3.33% (LIBOR01M + 3.25%) 4/3/24	477,374	467,153
•Caesars Resort Collection 3.58% (LIBOR03M + 3.50%) 7/21/25	544,226	544,422
•Calpine Corporation
2.09% (LIBOR01M + 2.00%) 4/5/26	586,500	579,538
2.59% (LIBOR01M + 2.50%) 12/16/27	465,343	464,100
•Camelot U.S. Acquisition 4.00% (LIBOR01M + 3.00%) 10/30/26	1,230,700	1,233,395
•Carnival Corporation 3.75% (LIBOR01M + 3.00%) 6/30/25	940,500	934,330
•Change Healthcare Holdings 3.50% (LIBOR01M + 2.50%) 3/1/24	472,460	471,893
•Charter Communications Operating 1.84% (LIBOR01M + 1.75%) 2/1/27	1,143,827	1,136,358
•Chemours Company 1.84% (LIBOR01M + 1.75%) 4/3/25	1,802,834	1,762,919
•Connect Finco 4.50% (LIBOR01M + 3.50%) 12/11/26	1,292,637	1,293,103
•Core & Main 2.59% (LIBOR01M + 2.25%) 7/27/28	1,460,802	1,453,498
•CoreLogic 4.00% (LIBOR01M + 3.50%) 6/2/28	975,000	973,781
•CSC Holdings
2.33% (LIBOR01M + 2.25%) 7/17/25	775,575	763,941
2.58% (LIBOR01M + 2.50%) 4/15/27	778,150	768,260
•DaVita 1.83% (LIBOR01M + 1.75%) 8/12/26	1,608,252	1,598,200

LVIP Delaware Diversified Income Fund–10

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•EFS Cogen Holdings I 4.50% (LIBOR03M + 3.50%) 10/1/27	888,239	$ 890,139
•Ensemble 3.88% (LIBOR03M + 3.75%) 8/3/26	772,240	773,483
•Epicor Software Corporation
4.00% (LIBOR01M + 3.25%) 7/30/27	2,569,050	2,567,894
8.75% (LIBOR01M + 7.75%) 7/31/28	1,500,000	1,539,375
•ExamWorks Group 4.25% (LIBOR01M + 3.25%) 7/27/23	1,945,451	1,945,043
•Frontier Communications 4.50% (LIBOR03M + 3.75%) 5/1/28	3,387,510	3,380,091
•Gainwell Acquisition 4.75% (LIBOR03M +4.00%) 10/1/27	2,273,575	2,276,894
•Garda World Security Corporation 4.34% (LIBOR01M + 4.25%) 10/30/26	383,943	384,231
•Gentiva Health Services 2.88% (LIBOR01M + 2.75%) 7/2/25	1,490,619	1,489,993
•Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25	2,224,581	2,231,254
•Granite Holdings US Acquisition 4.13% (LIBOR03M + 4.00%) 9/30/26	274,092	274,092
•Gray Television 2.34% (LIBOR01M + 2.25%) 2/7/24	1,592,396	1,588,669
Grupo Aeromexico
=15.50% (LIBOR01M + 14.50%) 8/19/22	2,500,000	2,500,000
=•15.50% (LIBOR01M + 14.50%) 8/19/22	1,964,722	1,964,722
•Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27	1,290,790	1,294,830
•Heartland Dental
3.58% (LIBOR01M + 3.50%) 4/30/25	1,593,543	1,579,026
4.08% (LIBOR01M + 4.00%) 4/30/25	630,000	628,110
•Hilton Worldwide Finance 1.84% (LIBOR01M + 1.75%) 6/22/26	188,754	187,089
•Hub International Limited 2.88% (LIBOR03M + 2.75%) 4/25/25	960,039	950,342
Informatica
•3.33% (LIBOR01M + 3.25%) 2/25/27	1,213,982	1,209,430
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
Informatica (continued)
7.13% 2/25/25	1,935,000	$ 1,960,155
•Ingersoll Rand Company Limited 1.83% (LIBOR01M + 1.75%) 3/1/27	1,476,254	1,455,335
•IQVIA 1.88% (LIBOR03M + 1.75%) 6/11/25	1,345,081	1,341,718
•JBS Lux 2.08% (LIBOR01M + 2.00%) 5/1/26	380,250	378,391
•Kenan Advantage Group 4.50% (LIBOR01M + 3.75%) 3/24/26	938,145	935,931
•MedRisk 4.50% (LIBOR01M + 3.75%) 5/10/28	995,000	993,050
•Michaels Companies 5.00% (LIBOR03M + 4.25%) 4/15/28	987,539	987,983
•Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/21/27	2,150,000	2,283,042
•Numericable Group 2.88% (LIBOR03M + 2.75%) 7/31/25	853,974	839,389
•ON Semiconductor Corporation 2.08% (LIBOR01M + 2.00%) 9/19/26	1,674,265	1,671,553
•Organon & Co. 3.50% (LIBOR03M + 3.00%) 6/2/28	4,410,000	4,417,100
•Pacific Gas & Electric Company 3.50% (LIBOR03M + 3.00%) 6/23/25	1,827,308	1,794,764
•Penn National Gaming 3.00% (LIBOR01M + 2.25%) 10/15/25	1,244,192	1,241,779
•Peraton Holding 4.50% (LIBOR01M + 3.75%) 2/1/28	2,129,300	2,129,641
•Pilot Travel Centers LLC 2.08% (LIBOR01M + 2.00%) 7/28/28	1,260,000	1,255,502
•PQ Corporation 3.25% (LIBOR03M + 2.75%) 6/9/28	698,250	698,397
•Prestige Brands 2.50% (LIBOR01M + 2.00%) 7/3/28	675,000	673,839
•Pretium PKG Holdings 4.75% (LIBOR01M + 4.00%) 11/5/27	2,361,375	2,360,643
•Prime Security Services Borrower 3.50% (LIBOR06M + 2.75%) 9/23/26	822,852	821,634
•RealPage 3.75% (LIBOR01M + 3.25%) 4/24/28	2,000,000	1,993,120
Reynolds Group Holdings
•3.33% (LIBOR01M +3.25%) 2/5/26	910,425	903,597

LVIP Delaware Diversified Income Fund–11

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
Reynolds Group Holdings (continued)
4.00% (LIBOR03M + 3.50%) 9/20/28	515,000	$ 514,228
•Russell Investments US Inst'l Holdco 4.50% (LIBOR06M + 3.00%) 5/30/25	447,494	448,053
•Ryan Specialty Group 3.75% (LIBOR01M + 3.00%) 9/1/27	1,138,500	1,137,362
•Scientific Games International 2.83% (LIBOR01M + 2.75%) 8/14/24	1,003,101	998,216
•Sinclair Television Group 3.09% (LIBOR01M + 3.00%) 4/1/28	885,912	875,724
Solenis Holdings
^0.00% 9/21/28	1,025,000	1,023,504
•4.08% (LIBOR01M + 4.00%) 6/26/25	1,174,620	1,174,009
•Spirit Aerosystems 6.00% (LIBOR01M + 5.25%) 1/15/25	1,483,787	1,488,120
•SS&C European Holdings 1.83% (LIBOR01M + 1.75%) 4/16/25	404,057	399,665
•SS&C Technologies 1.83% (LIBOR01M + 1.75%) 4/16/25	533,591	527,791
•Stars Group Holdings 2.38% (LIBOR03M + 2.25%) 7/21/26	396,227	394,742
•Summit Materials 2.08% (LIBOR01M + 2.00%) 11/21/24	3,509	3,501
•Tecta America 9.25% (LIBOR01M + 8.50%) 4/1/28	770,000	766,150
•Tecta America Corp. 9.25% (LIBOR01M + 8.50%) 4/1/28	572,093	572,808
•Telenet Financing 2.08% (LIBOR01M + 2.00%) 4/30/28	1,480,000	1,462,122
•Terrier Media Buyer 3.58% (LIBOR01M + 3.50%) 12/17/26	929,516	927,192
•TransDigm 2.33% (LIBOR01M + 2.25%) 12/9/25	1,745,581	1,723,761
TricorBraun Holdings
✠•3.25% (LIBOR03M + 3.25%) 3/3/28	181,790	180,678
•3.75% (LIBOR03M + 3.25%) 3/3/28	806,189	801,255
•Ultimate Software Group
3.83% (LIBOR01M + 3.75%) 5/4/26	3,945,295	3,950,897
4.00% (LIBOR03M + 3.25%) 5/4/26	4,537,309	4,543,343
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•United Rentals 1.83% (LIBOR01M + 1.75%) 10/31/25	121,250	$ 121,705
USI
•3.13% (LIBOR03M + 3.00%) 5/16/24	1,153,657	1,145,212
•3.38% (LIBOR03M + 3.25%) 12/2/26	684,602	679,680
•Vertical Midco GmbH 4.40% (LIBOR06M + 4.25%) 7/30/27	1,292,197	1,293,994
•Vision Solutions 5.00% (LIBOR03M + 4.25%) 4/24/28	3,030,000	3,021,940
•Vistra Operations Company 1.83% (LIBOR01M + 1.75%) 12/31/25	1,970,177	1,954,258
•Whole Earth Brands 5.50% (LIBOR03M + 4.50%) 2/5/28	775,494	769,678
•Zekelman Industries 2.08% (LIBOR01M + 2.00%) 1/24/27	543,634	537,404
Total Loan Agreements (Cost $128,470,369)		129,431,775
MUNICIPAL BOND–0.01%
South Carolina Public Service Authority Series D 4.77% 12/1/45	340,000	439,236
Total Municipal Bond (Cost $381,455)		439,236
NON-AGENCY ASSET-BACKED SECURITIES–3.23%
American Tower Trust Series 13 2A 3.07% 3/15/48	3,070,000	3,075,814
•Apex Credit CLO Series 2018-1A A2 1.16% (LIBOR03M + 1.03%) 4/25/31	6,200,000	6,165,751
•Atlas Senior Loan Fund X Series 2018-10A A 1.22% (LIBOR03M + 1.09%) 1/15/31	3,339,487	3,326,406
φCiticorp Residential Mortgage Trust Series 2006-3 A5 4.92% 11/25/36	867,448	885,888
Diamond Infrastructure Funding Series 2021-1A A 1.76% 4/15/49	9,000,000	8,873,869
Dominos Pizza 2.66% 4/25/51	14,962,500	15,387,674
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	240,000	237,941

LVIP Delaware Diversified Income Fund–12

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Galaxy XXI CLO Series 2015-21A AR 1.15% (LIBOR03M + 1.02%) 4/20/31	3,000,000	$ 3,000,195
GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	360,000	360,053
Hardee's Funding Series 2018-1A A2II 4.96% 6/20/48	1,212,500	1,288,006
•ICG US CLO Series 2014-1A A1A2 1.29% (LIBOR03M + 1.20%) 10/20/34	2,000,000	2,000,818
JPMorgan Chase Bank Series 2021-3 B 0.76% 2/26/29	2,512,908	2,511,521
•KKR Financial CLO Series 2013-1A A1R 1.42% (LIBOR03M + 1.29%) 4/15/29	3,000,000	3,000,495
•Man GLG US CLO Series 2018-1A A1R 1.27% (LIBOR03M + 1.14%) 4/22/30	8,200,000	8,199,984
•Mariner CLO Series 2018-5A A 1.24% (LIBOR03M + 1.11%) 4/25/31	4,600,000	4,600,115
Mercedes-Benz Master Owner Trust Series 2019-BA A 2.61% 5/15/24	1,000,000	1,015,011
•Midocean Credit CLO Series 2018-9A A1 1.28% (LIBOR03M + 1.15%) 7/20/31	3,000,000	3,000,327
PFS Financing
Series 2020-G A 0.97% 2/15/26	5,000,000	5,029,167
Series 2021-A A 0.71% 4/15/26	3,550,000	3,542,380
•Saranac CLO VII Series 2014-2A A1AR 1.36% (LIBOR03M + 1.23%) 11/20/29	2,951,849	2,951,970
•Steele Creek CLO Series 2017-1A A 1.38% (LIBOR03M + 1.25%) 10/15/30	2,000,000	1,995,858
•Towd Point Mortgage Trust
3.25% 6/25/57	1,505,000	1,580,881
Series 2015-6 A1B 2.75% 4/25/55	88,457	88,650
Series 2016-1 A1B 2.75% 2/25/55	10,012	10,008
Series 2016-2 A1 3.00% 8/25/55	108,884	109,495
Series 2016-3 A1 2.25% 4/25/56	86,128	86,325
Series 2017-1 A1 2.75% 10/25/56	208,439	211,253
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Towd Point Mortgage Trust (continued)
Series 2017-2 A1 2.75% 4/25/57	117,658	$ 119,078
Series 2018-1 A1 3.00% 1/25/58	564,569	576,080
UNIFY Auto Receivables Trust Series 2021-1A A3 0.51% 6/16/25	3,300,000	3,302,778
•Venture 42 CLO Series 2021-42A A1A 1.31% (LIBOR03M + 1.13%) 4/15/34	3,370,000	3,371,554
Volkswagen Auto Lease Trust Series 2020-A A4 0.45% 7/21/25	650,000	650,522
•Zais Series 2021-17A A1A 1.00% (LIBOR03M + 1.33%) 10/20/33	1,500,000	1,500,153
Total Non-Agency Asset-Backed Securities (Cost $91,539,916)		92,056,020
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.57%
•Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	35,522	35,823
•Connecticut Avenue Securities Trust
Series 2018-R07 1M2 2.49% (LIBOR01M + 2.40%) 4/25/31	573,040	575,189
Series 2019-R01 2M2 2.54% (LIBOR01M + 2.45%) 7/25/31	390,964	393,458
Series 2019-R02 1M2 2.39% (LIBOR01M + 2.30%) 8/25/31	1,134,866	1,142,185
•Fannie Mae Connecticut Avenue Securities
Series 2017-C03 1M2 3.09% (LIBOR01M + 3.00%) 10/25/29	2,646,850	2,718,424
Series 2017-C04 2M2 2.94% (LIBOR01M + 2.85%) 11/25/29	832,693	854,623
Series 2018-C01 1M2 2.34% (LIBOR01M + 2.25%) 7/25/30	1,775,254	1,797,033
Series 2018-C02 2M2 2.29% (LIBOR01M + 2.20%) 8/25/30	976,150	988,074
Series 2018-C03 1M2 2.24% (LIBOR01M + 2.15%) 10/25/30	1,261,115	1,277,281
Series 2018-C05 1M2 2.44% (LIBOR01M + 2.35%) 1/25/31	995,974	1,011,124

LVIP Delaware Diversified Income Fund–13

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Flagstar Mortgage Trust 2.50% 4/25/51	1,130,006	$ 1,153,004
•Freddie Mac STACR REMIC Trust
2.30% (SOFR30A + 2.25%) 8/25/33	13,900,000	14,074,619
Series 2019-DNA4 M2 2.04% (LIBOR01M + 1.95%) 10/25/49	1,232,594	1,236,877
Series 2019-HQA4 M2 2.14% (LIBOR01M + 2.05%) 11/25/49	1,254,706	1,257,869
Series 2020-DNA2 M2 1.94% (LIBOR01M + 1.85%) 2/25/50	1,505,948	1,517,877
Series 2020-DNA6 M2 2.05% (SOFR30A + 2.00%) 12/25/50	6,500,000	6,549,850
Series 2021-DNA1 M2 1.85% (SOFR30A + 1.80%) 1/25/51	13,900,000	13,930,269
Series 2021-DNA3 M2 2.15% (SOFR30A + 2.10%) 10/25/33	4,800,000	4,899,850
Series 2021-DNA5 M2 1.70% (SOFR30A + 1.65%) 1/25/34	6,250,000	6,293,065
Series 2021-HQA2 M2 2.10% (SOFR30A + 2.05%) 12/25/33	9,575,000	9,664,235
•Freddie Mac Stacr Trust Series 2018-HQA2 M1 0.84% (LIBOR01M + 0.75%) 10/25/48	463,715	463,715
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA3 M2 2.59% (LIBOR01M + 2.50%) 3/25/30	6,530,000	6,683,124
Series 2017-HQA2 M2AS 1.14% (LIBOR01M + 1.05%) 12/25/29	563,266	564,058
Series 2018-HQA1 M2 2.39% (LIBOR01M + 2.30%) 9/25/30	1,539,578	1,559,550
•GS Mortgage-Backed Securities Corp Trust 2.50% 9/25/51	4,668,451	4,763,462
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	4,721,873	4,765,816
•JP Morgan Mortgage Trust
3.00% 12/25/50	2,903,639	2,956,847
Series 2014-2 B1 3.42% 6/25/29	311,389	325,486
Series 2014-2 B2 3.42% 6/25/29	116,393	120,605
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2015-1 B2 2.10% 12/25/44	1,051,492	$ 1,064,621
Series 2015-4 B1 3.58% 6/25/45	772,808	798,711
Series 2015-4 B2 3.58% 6/25/45	554,406	570,338
Series 2015-5 B2 2.44% 5/25/45	972,933	987,690
Series 2015-6 B1 3.53% 10/25/45	506,642	521,240
Series 2015-6 B2 3.53% 10/25/45	490,810	503,064
Series 2016-4 B1 3.82% 10/25/46	443,959	457,309
Series 2016-4 B2 3.82% 10/25/46	816,831	838,659
Series 2017-1 B3 3.48% 1/25/47	1,607,272	1,643,453
Series 2017-2 A3 3.50% 5/25/47	191,762	194,988
Series 2020-2 A3 3.50% 7/25/50	349,281	356,358
Series 2020-7 A3 3.00% 1/25/51	1,176,991	1,194,581
Series 2021-1 A3 2.50% 6/25/51	1,808,554	1,832,150
Series 2021-10 A3 2.50% 12/25/51	3,158,498	3,195,759
Series 2021-11 A3 2.50% 1/25/52	8,919,199	9,024,418
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	860,866	869,407
Series 2021-4 A3 2.50% 7/25/51	1,577,314	1,593,949
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	469,544	487,239
•RCKT Mortgage Trust Series 2021-1 A1 2.50% 3/25/51	1,665,302	1,682,866
•Sequoia Mortgage Trust
3.77% 5/25/45	3,196,329	3,235,640
3.82% 8/25/47	3,353,309	3,435,134
Series 2015-1 B2 3.92% 1/25/45	400,021	401,175
Series 2020-4 A2 2.50% 11/25/50	1,270,870	1,294,296
•Wells Fargo Commercial Mortgage Trust Series 2020-1 A1 3.00% 12/25/49	489,535	500,003

LVIP Delaware Diversified Income Fund–14

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Wells Fargo Mortgage Backed Securities Trust Series 2006-AR5 2A1 2.63% 4/25/36	63,040	$ 62,312
Total Non-Agency Collateralized Mortgage Obligations (Cost $128,980,032)		130,318,752
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–9.45%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	3,645,000	3,978,799
•Series 2017-BNK5 B 3.90% 6/15/60	1,500,000	1,625,449
Series 2017-BNK7 A5 3.44% 9/15/60	2,645,000	2,896,241
Series 2019-BN20 A3 3.01% 9/15/62	2,540,000	2,727,614
Series 2019-BN21 A5 2.85% 10/17/52	6,160,000	6,543,199
Series 2019-BN23 A3 2.92% 12/15/52	2,000,000	2,135,389
Series 2020-BN25 A5 2.65% 1/15/63	13,000,000	13,614,797
Series 2020-BN26 A4 2.40% 3/15/63	5,000,000	5,141,402
Benchmark Mortgage Trust
2.58% 4/15/54	10,880,000	11,305,892
•Series 2018-B1 A5 3.67% 1/15/51	1,270,000	1,411,774
Series 2020-B17 A5 2.29% 3/15/53	2,750,000	2,799,210
Series 2020-B19 A5 1.85% 9/15/53	5,190,000	5,101,767
Series 2020-B20 A5 2.03% 10/15/53	16,819,000	16,742,085
Series 2020-B21 A5 1.98% 12/17/53	2,450,000	2,424,863
Series 2020-B22 A5 1.97% 1/15/54	4,450,000	4,400,471
Series 2021-B24 A5 2.58% 3/15/54	4,435,000	4,611,278
Series 2021-B29 A5 2.39% 9/15/54	2,000,000	2,043,014
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	5,060,000	5,660,756
Series 2019-CF2 A5 2.87% 11/15/52	6,500,000	6,862,018
Series 2019-CF3 A4 3.01% 1/15/53	3,650,000	3,878,901
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	12,150,000	12,878,044
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CD Mortgage Trust (continued)
Series 2019-CD8 A4 2.91% 8/15/57	2,650,000	$ 2,812,528
CFCRE Commercial Mortgage Trust
•Series 2011-C2 C 5.89% 12/15/47	880,000	878,768
Series 2016-C7 A3 3.84% 12/10/54	5,695,000	6,276,773
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	1,935,000	2,080,557
Series 2015-GC27 A5 3.14% 2/10/48	2,780,000	2,951,089
Series 2016-P3 A4 3.33% 4/15/49	3,100,000	3,339,584
Series 2017-C4 A4 3.47% 10/12/50	1,560,000	1,709,525
Series 2019-C7 A4 3.10% 12/15/72	3,670,000	3,960,978
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	3,050,000	3,118,508
Series 2013-WWP A2 3.42% 3/10/31	2,540,000	2,627,152
Series 2014-CR19 A5 3.80% 8/10/47	9,707,000	10,443,375
Series 2014-CR20 AM 3.94% 11/10/47	7,775,000	8,283,585
Series 2015-3BP A 3.18% 2/10/35	3,960,000	4,182,899
Series 2015-CR23 A4 3.50% 5/10/48	1,910,000	2,062,775
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	1,790,000	1,915,240
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	1,240,000	1,352,372
Series 2017-GS5 A4 3.67% 3/10/50	2,980,000	3,288,097
Series 2017-GS6 A3 3.43% 5/10/50	4,410,000	4,823,082
•Series 2018-GS9 A4 3.99% 3/10/51	1,370,000	1,545,767
Series 2019-GC39 A4 3.57% 5/10/52	820,000	911,357
Series 2019-GC42 A4 3.00% 9/1/52	13,750,000	14,760,435
Series 2020-GC47 A5 2.38% 5/12/53	3,020,000	3,094,872
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	3,380,969	3,664,372
Series 2015-C33 A4 3.77% 12/15/48	4,710,000	5,175,040

LVIP Delaware Diversified Income Fund–15

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	2,080,000	$ 2,210,849
Series 2017-C7 A5 3.41% 10/15/50	3,425,000	3,764,974
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	2,445,000	2,486,297
Series 2015-JP1 A5 3.91% 1/15/49	1,590,000	1,753,403
Series 2016-JP2 A4 2.82% 8/15/49	4,995,000	5,287,506
Series 2016-JP2 AS 3.06% 8/15/49	3,095,000	3,219,293
Series 2016-WIKI A 2.80% 10/5/31	1,610,000	1,610,176
Series 2016-WIKI B 3.20% 10/5/31	1,490,000	1,489,271
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	580,062	203,022
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	1,640,000	1,754,688
Series 2015-C26 A5 3.53% 10/15/48	1,970,000	2,139,066
Series 2016-C29 A4 3.33% 5/15/49	1,620,000	1,733,365
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.45% 11/12/41	555,129	536,137
Series 2019-L3 A4 3.13% 11/15/52	2,400,000	2,588,622
Series 2020-HR8 A4 2.04% 7/15/53	8,415,000	8,396,623
UBS Commercial Mortgage Trust Series 2012-C1 A3 3.40% 5/10/45	2,103,797	2,107,150
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% 3/10/46	1,000,000	1,009,184
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	1,175,000	1,257,602
Series 2015-NXS3 A4 3.62% 9/15/57	1,250,000	1,359,955
Series 2016-BNK1 A3 2.65% 8/15/49	2,575,000	2,707,557
Series 2017-C38 A5 3.45% 7/15/50	2,240,000	2,456,487
Series 2020-C58 A4 2.09% 7/15/53	1,540,000	1,538,649
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF -RBS Commercial Mortgage Trust Series 2012-C10 A3 2.88% 12/15/45		3,605,000	$ 3,675,262
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $262,724,775)			269,326,831
ΔSOVEREIGN BONDS–2.59%
Albania—0.02%
Albania Government International Bond 3.50% 6/16/27	EUR	350,000	435,902
			435,902
Angola—0.02%
Angolan Government International Bond
8.25% 5/9/28		306,000	316,710
8.25% 5/9/28		353,000	365,355
			682,065
Argentina—0.02%
Argentine Republic Government International Bond
φ0.50% 7/9/30		1,460,820	535,712
1.00% 7/9/29		65,195	24,775
φ1.13% 7/9/35		318,160	104,057
			664,544
Armenia—0.01%
Republic of Armenia International Bond 3.60% 2/2/31		300,000	282,750
			282,750
Azerbaijan—0.02%
Republic of Azerbaijan International Bond 3.50% 9/1/32		563,000	573,515
			573,515
Bahrain—0.02%
Bahrain Government International Bond 7.38% 5/14/30		600,000	664,500
			664,500
Bermuda—0.02%
Bermuda Government International Bond 2.38% 8/20/30		700,000	693,000
			693,000
Brazil—0.17%
Brazil Notas do Tesouro Nacional 10.00% 1/1/27	BRL	22,000,000	4,050,585

LVIP Delaware Diversified Income Fund–16

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Brazil (continued)
Brazilian Government International Bond
3.88% 6/12/30		200,000	$ 193,890
4.75% 1/14/50		525,000	464,767
			4,709,242
Chile—0.10%
Bonos de la Tesoreria de la Republica en pesos 2.30% 10/1/28	CLP	2,205,000,000	2,260,207
Chile Government International Bond 3.50% 1/25/50		701,000	699,948
			2,960,155
Colombia—0.10%
Colombia Government International Bond
3.13% 4/15/31		941,000	880,804
3.25% 4/22/32		600,000	559,512
4.00% 2/26/24		732,000	764,940
4.13% 2/22/42		326,000	293,081
5.00% 6/15/45		442,000	430,791
			2,929,128
Costa Rica—0.01%
Costa Rica Government International Bond
5.63% 4/30/43		200,000	177,502
7.16% 3/12/45		200,000	199,750
			377,252
Dominican Republic—0.09%
Dominican Republic International Bond
4.50% 1/30/30		544,000	553,525
4.88% 9/23/32		300,000	306,003
5.30% 1/21/41		300,000	296,703
6.00% 7/19/28		1,176,000	1,328,892
			2,485,123
Ecuador—0.03%
Ecuador Government International Bond
^0.00% 7/31/30		66,179	35,324
φ0.50% 7/31/40		280,799	163,217
φ1.00% 7/31/35		612,686	403,613
φ5.00% 7/31/30		233,793	196,388
			798,542
Egypt—0.09%
Egypt Government International Bond
3.88% 2/16/26		300,000	282,000
5.75% 5/29/24		475,000	493,471
7.90% 2/21/48		616,000	562,100
7.90% 2/21/48		200,000	182,500
8.70% 3/1/49		1,079,000	1,046,701
			2,566,772
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
El Salvador—0.01%
El Salvador Government International Bond 7.12% 1/20/50		609,000	$ 418,694
			418,694
Gabon—0.01%
Gabon Government International Bond 6.63% 2/6/31		275,000	270,468
			270,468
Germany—0.01%
Republic of Georgia 2.75% 4/22/26		300,000	303,330
			303,330
Ghana—0.02%
Ghana Government International Bond 7.88% 3/26/27		456,000	445,033
			445,033
Guatemala—0.01%
Guatemala Government Bond 4.88% 2/13/28		387,000	416,996
			416,996
Honduras—0.02%
Honduras Government International Bond 5.63% 6/24/30		600,000	624,006
			624,006
Indonesia—0.20%
Indonesia Government International Bond 4.63% 4/15/43		230,000	260,432
Indonesia Treasury Bond 6.13% 5/15/28	IDR	71,493,000,000	5,095,047
Perusahaan Penerbit SBSN Indonesia III 3.55% 6/9/51		200,000	197,458
			5,552,937
Ivory Coast—0.05%
Ivory Coast Government International Bond
4.88% 1/30/32	EUR	200,000	225,347
6.13% 6/15/33		1,182,000	1,247,601
			1,472,948
Jordan—0.01%
Jordan Government International Bond 5.75% 1/31/27		244,000	260,470
			260,470

LVIP Delaware Diversified Income Fund–17

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Kenya—0.02%
Kenya Government International Bond
6.30% 1/23/34		200,000	$ 197,258
8.00% 5/22/32		400,000	441,720
			638,978
Lebanon—0.01%
‡Lebanon Government International Bond 6.25% 5/27/22		1,351,000	223,077
			223,077
Macedonia—0.01%
North Macedonia Government International Bond 3.68% 6/3/26	EUR	250,000	316,977
			316,977
Malaysia—0.43%
Malaysia Government Bond 3.96% 9/15/25	MYR	49,025,000	12,256,918
			12,256,918
Mexico—0.05%
Mexico Government International Bonds 4.50% 4/22/29		1,140,000	1,280,152
			1,280,152
Mongolia—0.03%
Mongolia Government International Bond
3.50% 7/7/27		300,000	291,197
5.63% 5/1/23		414,000	434,512
			725,709
Morocco—0.02%
Morocco Government International Bond
1.38% 3/30/26	EUR	300,000	348,321
2.38% 12/15/27		200,000	195,758
			544,079
Nigeria—0.02%
Nigeria Government International Bond 7.88% 2/16/32		652,000	677,291
			677,291
Oman—0.03%
Oman Government International Bond
6.75% 1/17/48		630,000	622,944
7.00% 1/25/51		200,000	202,856
			825,800
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Pakistan—0.01%
Islamic Republic of Pakistan 7.38% 4/8/31		200,000	$ 199,500
			199,500
Panama—0.06%
Panama Bonos Del 3.36% 6/30/31		200,000	200,845
Republic of Panama 3.75% 4/17/26		1,411,000	1,514,003
			1,714,848
Paraguay—0.06%
Paraguay Government International Bond
2.74% 1/29/33		524,000	503,040
4.95% 4/28/31		500,000	564,000
5.40% 3/30/50		445,000	510,642
			1,577,682
Peru—0.06%
Peru Government Bond 6.95% 8/12/31	PEN	1,226,000	307,405
Peruvian Government International Bond
2.39% 1/23/26		596,000	608,111
2.84% 6/20/30		644,000	649,216
5.63% 11/18/50		182,000	246,199
			1,810,931
Qatar—0.08%
Qatar Government International Bond
3.40% 4/16/25		320,000	344,800
4.00% 3/14/29		675,000	766,969
4.40% 4/16/50		869,000	1,059,085
			2,170,854
Romania—0.03%
Romanian Government International Bond
2.63% 12/2/40	EUR	226,000	243,725
3.38% 1/28/50	EUR	478,000	544,168
			787,893
Russia—0.07%
Russian Foreign Bond - Eurobond
4.25% 6/23/27		1,400,000	1,559,093
5.25% 6/23/47		400,000	506,520
			2,065,613
Saudi Arabia—0.03%
Saudi Government International Bond 3.63% 3/4/28		730,000	801,175
			801,175

LVIP Delaware Diversified Income Fund–18

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Senegal—0.03%
Senegal Government International Bond 6.75% 3/13/48		873,000	$ 881,180
			881,180
Serbia—0.02%
Serbia International Bond
2.13% 12/1/30		210,000	196,409
3.13% 5/15/27	EUR	400,000	508,721
			705,130
South Africa—0.01%
Republic of South Africa Government International Bond 5.75% 9/30/49		413,000	393,382
			393,382
Sri Lanka—0.02%
Sri Lanka Government International Bond
6.20% 5/11/27		742,000	449,340
7.55% 3/28/30		200,000	121,116
			570,456
Trinidad And Tobago—0.01%
Trinidad & Tobago Government International Bond 4.50% 6/26/30		250,000	261,628
			261,628
Turkey—0.07%
Hazine Mustesarligi Varlik Kiralama 5.13% 6/22/26		350,000	345,751
Turkey Government International Bond 7.63% 4/26/29		922,000	982,745
Turkiye Ihracat Kredi Bankasi 5.75% 7/6/26		600,000	586,992
			1,915,488
Ukraine—0.06%
Ukraine Government International Bond
6.88% 5/21/29		350,000	354,700
9.75% 11/1/28		1,220,000	1,430,694
			1,785,394
United Arab Emirates—0.05%
Ukraine Government International Bond 7.75% 9/1/26		1,434,000	1,554,941
			1,554,941
United States—0.03%
Development Bank of Mongolia 7.25% 10/23/23		775,000	827,867
			827,867
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Uruguay—0.15%
Uruguay Government International Bond
4.38% 1/23/31		983,110	$ 1,136,701
4.50% 8/14/24		120,000	128,455
8.50% 3/15/28	UYU	118,200,000	2,873,636
			4,138,792
Uzbekistan—0.06%
Republic of Uzbekistan Bond 5.38% 2/20/29		1,094,000	1,190,644
Republic of Uzbekistan International Bond 3.90% 10/19/31		500,000	486,330
			1,676,974
Total Sovereign Bonds (Cost $75,074,277)			73,916,081
SUPRANATIONAL BANKS–0.05%
Banco Latinoamericano de Comercio Exterior 2.38% 9/14/25		300,000	306,450
Banque Ouest Africaine de Developpement
2.75% 1/22/33	EUR	300,000	371,135
5.00% 7/27/27		589,000	659,651
Total Supranational Banks (Cost $1,238,735)			1,337,236
U.S. TREASURY OBLIGATIONS–10.28%
U.S. Treasury Bonds
1.38% 11/15/40		28,015,000	25,165,349
2.00% 8/15/51		5,155,000	5,063,982
2.25% 8/15/46		48,120,000	49,697,058
U.S. Treasury Notes
0.13% 7/31/23		1,410,000	1,406,971
0.38% 9/15/24		65,790,000	65,507,308
0.88% 6/30/26		40,450,000	40,307,793
0.88% 9/30/26		44,665,000	44,424,228
1.13% 8/31/28		6,750,000	6,669,844
1.25% 3/31/28		30,655,000	30,656,197
1.25% 8/15/31		9,515,000	9,284,559
^U.S. Treasury Strip Principal 0.00% 5/15/44		23,660,000	14,700,378
Total U.S. Treasury Obligations (Cost $291,845,866)			292,883,667

	Number of Shares
MONEY MARKET FUND–1.70%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	48,428,281	48,428,281
Total Money Market Fund (Cost $48,428,281)		48,428,281

LVIP Delaware Diversified Income Fund–19

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–100.51% (Cost $2,805,894,058)	$2,864,274,458

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.51%)	(14,476,259)
NET ASSETS APPLICABLE TO 266,355,167 SHARES OUTSTANDING–100.00%	$2,849,798,199

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
✠ All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 1 in the Notes to Financial Statements for more information regarding unfunded loan commitments.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2021.
Δ Securities have been classified by country of origin.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2021:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	EUR	(2,676,000)	USD	3,164,841	10/8/21	$64,589	$—
JPMC	EUR	2,676,000	USD	(3,136,901)	10/8/21	—	(36,648)
JPMC	EUR	(6,700,000)	USD	7,933,537	11/19/21	165,080	—
JPMC	EUR	(2,676,000)	USD	3,140,273	12/3/21	36,545	—
JPMC	PEN	(1,271,000)	USD	310,000	10/29/21	2,806	—
JPMC	PEN	1,271,000	USD	(309,547)	10/29/21	—	(2,353)
JPMC	PEN	(1,271,000)	USD	309,020	12/3/21	2,230	—
Total Foreign Currency Exchange Contracts						$271,250	$(39,001)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
250	U.S. Treasury 10 yr Notes	$32,902,344	$33,260,312	12/21/21	$—	$(357,968)
(276)	U.S. Treasury 10 yr Ultra Notes	(40,089,000)	(40,877,558)	12/21/21	788,558	—
197	U.S. Treasury 5 yr Notes	24,180,211	24,307,013	12/31/21	—	(126,802)
Total Futures Contracts					$788,558	$(484,770)
LVIP Delaware Diversified Income Fund–20

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
JPMC Federative Republic of Brazil 4.25% 6/20/26-Quarterly	4,754,000	(1.00%)	6/20/26	$191,265	$142,288	$48,977	$—
Protection Sold
JPMC United Mexican States 4.15% 6/20/26-Quarterly	3,900,000	(1.00%)	6/20/26	(16,436)	(5,345)	—	(11,091)
Total CDS Contracts					$136,943	$48,977	$(11,091)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through September 30, 2021.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
BB–Barclays Bank
BRL–Brazilian Real
CLO–Collateralized Loan Obligation
CLP–Chilean Peso
DB–Deutsche Bank
EUR–Euro
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IDR–Indonesia Rupiah
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPMC–JPMorgan Chase
JPM-DB–JPMorgan Deutsche Bank
LB–Lehman Brothers
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR02M–Intercontinental Exchange London Interbank Offered Rate USD 2 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
MYR–Malaysian Ringgit
PEN–Peruvian Nuevo Sol
PJSC–Public Joint Stock Company
RBS–Royal Bank of Scotland
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR30A–Secured Overnight Financing Rate 30 Days Average
USD–United States Dollar
UYU–Uruguay Peso
WF–Wells Fargo
yr–Year
See accompanying notes.
LVIP Delaware Diversified Income Fund–21

LVIP Delaware Diversified Income Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Other debt securities and credit default swap (“CDS”) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management.To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Schedule of Investments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Delaware Diversified Income Fund–22

LVIP Delaware Diversified Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$5,631,612	$—	$5,631,612
Agency Commercial Mortgage-Backed Securities	—	11,935,309	—	11,935,309
Agency Mortgage-Backed Securities	—	624,847,522	—	624,847,522
Convertible Bond	—	4,806,522	—	4,806,522
Corporate Bonds
Advertising	—	826,212	—	826,212
Aerospace & Defense	—	12,643,642	—	12,643,642
Agriculture	—	6,519,994	—	6,519,994
Airlines	—	41,201,306	—	41,201,306
Auto Manufacturers	—	33,816,331	—	33,816,331
Auto Parts & Equipment	—	1,097,512	—	1,097,512
Banks	—	246,840,756	—	246,840,756
Beverages	—	8,320,240	—	8,320,240
Biotechnology	—	31,356,262	—	31,356,262
Building Materials	—	4,899,155	—	4,899,155
Chemicals	—	33,983,540	—	33,983,540
Coal	—	759,200	—	759,200
Commercial Services	—	28,722,682	—	28,722,682
Diversified Financial Services	—	43,044,327	—	43,044,327
Electric	—	112,195,794	—	112,195,794
Energy-Alternate Sources	—	2,989,137	—	2,989,137
Engineering & Construction	—	16,474,010	—	16,474,010
Entertainment	—	5,418,078	—	5,418,078
Food	—	3,594,930	—	3,594,930
Forest Products & Paper	—	14,391,509	—	14,391,509
Gas	—	1,110,969	—	1,110,969
Health Care Products	—	6,368,735	—	6,368,735
Health Care Services	—	10,489,864	—	10,489,864
Housewares	—	1,168,156	—	1,168,156
Insurance	—	34,020,058	—	34,020,058
Internet	—	9,043,500	—	9,043,500
Iron & Steel	—	3,902,861	—	3,902,861
Leisure Time	—	6,019,124	—	6,019,124
Lodging	—	5,902,553	—	5,902,553
Machinery Construction & Mining	—	52,560	—	52,560
Machinery Diversified	—	2,837,568	—	2,837,568
Media	—	73,744,158	0*	73,744,158
Metal Fabricate & Hardware	—	1,464,750	—	1,464,750
Mining	—	28,372,414	—	28,372,414
Oil & Gas	—	75,055,233	—	75,055,233
Packaging & Containers	—	2,528,593	—	2,528,593
Pharmaceuticals	—	57,424,218	—	57,424,218
Pipelines	—	75,287,013	—	75,287,013
Real Estate	—	4,389,064	—	4,389,064
Real Estate Investment Trusts	—	15,007,555	—	15,007,555
Retail	—	530,556	—	530,556
Semiconductors	—	15,141,357	—	15,141,357
Software	—	5,358,746	—	5,358,746
Telecommunications	—	83,702,119	—	83,702,119
Transportation	—	2,846,669	—	2,846,669
Trucking & Leasing	—	5,315,890	—	5,315,890
Water	—	2,736,714	—	2,736,714
Loan Agreements	—	124,967,053	4,464,722	129,431,775
Municipal Bond	—	439,236	—	439,236
Non-Agency Asset-Backed Securities	—	92,056,020	—	92,056,020
Non-Agency Collateralized Mortgage Obligations	—	130,318,752	—	130,318,752
LVIP Delaware Diversified Income Fund–23

LVIP Delaware Diversified Income Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Non-Agency Commercial Mortgage-Backed Securities	$—	$269,326,831	$—	$269,326,831
Sovereign Bonds	—	73,916,081	—	73,916,081
Supranational Banks	—	1,337,236	—	1,337,236
U.S. Treasury Obligations	—	292,883,667	—	292,883,667
Money Market Fund	48,428,281	—	—	48,428,281
Total Investments	$48,428,281	$2,811,381,455	$4,464,722	$2,864,274,458
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$271,250	$—	$271,250
Futures Contract	$788,558	$—	$—	$788,558
Swap Contract	$—	$48,977	$—	$48,977
Liabilities:
Foreign Currency Exchange Contracts	$—	$(39,001)	$—	$(39,001)
Futures Contracts	$(484,770)	$—	$—	$(484,770)
Swap Contract	$—	$(11,091)	$—	$(11,091)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.
LVIP Delaware Diversified Income Fund–24